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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 13F

                              Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2009
                  Check here if Amendment[ ]: Amendment Number:

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-4651
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             The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angela Newhouse
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Title:  Investment Information Manager
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Phone:  312-236-6300
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Signature, Place, and Date of Signing:
/s/ Angela Newhouse
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(Signature)

Chicago, Illinois
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(City, State)

11/9/2009
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(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)

NONE
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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:                0
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Form 13F Information Table Entry Total:          3
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Form 13F Information Table Value Total: $ 2,307,203 (thousands)
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THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
WITH THE SEC.

List of Other Included Managers: NONE
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                              13F HOLDINGS REPORT
                                   9/30/2009

        COLUMN 1        COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
----------------------  --------  --------  ----------  ----------------------  ----------  ---------- ----------------------------
        NAME OF         TITLE OF               VALUE      SHRS OR   SH/   PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
        ISSUER           CLASS     CUSIP     (X $1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS      SOLE      SHARED    NONE
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP      COM    369550108  2,155,683  33,369,706  SH             Sole                 33,369,706
MEDIS TECHNOLOGIES LTD     COM    58500P107        794   2,370,285  SH             Sole                  2,370,285
PETSMART INC               COM    716768106    150,726   6,929,926  SH             Sole                  6,929,926

Total                                        2,307,203  42,669,916                                      42,669,916